Offsets	Mar. 09, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ATAI Life Sciences N.V.
Form or Filing Type	S-3
File Number	333-290592
Initial Filing Date	Sep. 29, 2025
Fee Offset Claimed	$ 11,914.09
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common shares, Euro0.10 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	21,920,215
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 106,970,649.2
Termination / Withdrawal Statement

(1)
The registrant previously paid $11,914.09 in registration fees with respect to the registration statement on Form S-3 (File No. 333-290592) filed on September 29, 2025 (the “2025 Registration Statement”), pertaining to the registration of $221,167,948.88 aggregate amount of securities of the registrant, $106,970,649.20 of which related to the shares to be sold by the selling stockholders named in this registration statement and remains unutilized and therefore available for future registration fees pursuant to Rule 457(p) under the Securities Act. The registrant has terminated or completed any offerings that included the unsold securities under the 2025 Registration Statement.

(4)
As the filing fee for this registration statement pertaining to the secondary offering of 274,285,810 shares of common stock is $64,038.99, taking into consideration the available offset of $41,937.68 from each of the 2025 Registration Statement, the 2025 Prospectus Supplement and the 2022 Registration Statement, the registrant has accordingly transmitted $22,101.31 due for this registration statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	ATAI Life Sciences N.V.
Form or Filing Type	S-3
File Number	333-290592
Filing Date	Sep. 29, 2025
Fee Paid with Fee Offset Source	$ 11,914.09
Offset Note

(1)
The registrant previously paid $11,914.09 in registration fees with respect to the registration statement on Form S-3 (File No. 333-290592) filed on September 29, 2025 (the “2025 Registration Statement”), pertaining to the registration of $221,167,948.88 aggregate amount of securities of the registrant, $106,970,649.20 of which related to the shares to be sold by the selling stockholders named in this registration statement and remains unutilized and therefore available for future registration fees pursuant to Rule 457(p) under the Securities Act. The registrant has terminated or completed any offerings that included the unsold securities under the 2025 Registration Statement.

Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ATAI Life Sciences N.V.
Form or Filing Type	S-3
File Number	333-290592
Initial Filing Date	Sep. 29, 2025
Fee Offset Claimed	$ 25,560.48
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common shares, Euro0.10 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	48,835,546
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 185,086,719.34
Termination / Withdrawal Statement

(2)
The registrant previously paid $64,448.25 in registration fees with respect to the prospectus supplement on Form 434(b)(7) (File No. 333-290592) filed on December 5, 2025 (the “2025 Prospectus Supplement”), pertaining to the registration of $466,678,121.51 aggregate amount of securities of the registrant, $185,086,719.34 of which related to the shares to be sold by the selling stockholders named in this registration statement and remains unutilized and therefore available for future registration fees pursuant to Rule 457(p) under the Securities Act. The registrant has terminated or completed any offerings that included the unsold securities under the 2025 Prospectus Supplement.

(4)
As the filing fee for this registration statement pertaining to the secondary offering of 274,285,810 shares of common stock is $64,038.99, taking into consideration the available offset of $41,937.68 from each of the 2025 Registration Statement, the 2025 Prospectus Supplement and the 2022 Registration Statement, the registrant has accordingly transmitted $22,101.31 due for this registration statement.

Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Atai Beckley N.V. (f/k/a ATAI Life Sciences N.V.)
Form or Filing Type	S-3
File Number	333-290592
Filing Date	Dec. 05, 2025
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 64,448.25
Fee Paid with Fee Offset Source	$ 64,448.25
Offset Note

(2)
The registrant previously paid $64,448.25 in registration fees with respect to the prospectus supplement on Form 434(b)(7) (File No. 333-290592) filed on December 5, 2025 (the “2025 Prospectus Supplement”), pertaining to the registration of $466,678,121.51 aggregate amount of securities of the registrant, $185,086,719.34 of which related to the shares to be sold by the selling stockholders named in this registration statement and remains unutilized and therefore available for future registration fees pursuant to Rule 457(p) under the Securities Act. The registrant has terminated or completed any offerings that included the unsold securities under the 2025 Prospectus Supplement.

Offset: 5
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ATAI Life Sciences N.V.
Form or Filing Type	S-3
File Number	333-265970
Initial Filing Date	Jul. 01, 2022
Fee Offset Claimed	$ 4,463.11
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 236,749,999.2
Termination / Withdrawal Statement

(3)
The registrant previously paid $27,810 in registration fees with respect to the registration statement on Form S-3 (File No. 333-265970) filed on July 1, 2022 (the “2022 Registration Statement”), pertaining to the registration of $236,749,999.20 aggregate amount of securities of the registrant, $236,749,999.20 of which remains unutilized and therefore available for future registration fees pursuant to Rule 457(p) under the Securities Act. The registrant has terminated or completed any offerings that included the unsold securities under the 2022 Registration Statement. A portion of this registration fee was previously used to offset the fees with respect to the 2025 Registration Statement and was applied toward the registration of securities that remain unsold under the 2025 Registration Statement, which remains available for future registration fees as a result.

(4)
As the filing fee for this registration statement pertaining to the secondary offering of 274,285,810 shares of common stock is $64,038.99, taking into consideration the available offset of $41,937.68 from each of the 2025 Registration Statement, the 2025 Prospectus Supplement and the 2022 Registration Statement, the registrant has accordingly transmitted $22,101.31 due for this registration statement.

Offset: 6
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	ATAI Life Sciences N.V.
Form or Filing Type	S-3
File Number	333-265970
Filing Date	Jul. 01, 2022
Fee Paid with Fee Offset Source	$ 27,810
Offset Note

(3)
The registrant previously paid $27,810 in registration fees with respect to the registration statement on Form S-3 (File No. 333-265970) filed on July 1, 2022 (the “2022 Registration Statement”), pertaining to the registration of $236,749,999.20 aggregate amount of securities of the registrant, $236,749,999.20 of which remains unutilized and therefore available for future registration fees pursuant to Rule 457(p) under the Securities Act. The registrant has terminated or completed any offerings that included the unsold securities under the 2022 Registration Statement. A portion of this registration fee was previously used to offset the fees with respect to the 2025 Registration Statement and was applied toward the registration of securities that remain unsold under the 2025 Registration Statement, which remains available for future registration fees as a result.